Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following Ordinary shares warrants were issued by the Company in 2016:

	Shares of
	Ordinary Shares
	Underlying	Exercise Price	Issuance	Expiration
	Warrants	Per Share	Date	Date
Issued In connection with:
Registered direct offering of Ordinary shares	1,080,645	$4.50	March 22, 2016	September 22, 2021

Total	1,080,645